Fair Value Measurements	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
6.	Fair Value Measurements
Fair value is estimated based on a hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs to valuation techniques into three broad levels whereby the highest priority is given to Level 1 inputs and the lowest to Level 3 inputs.

•	Level 1 - Quoted prices for identical instruments in active markets that the reporting entity has the ability to access as of the measurement date.

•
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable market data.

•
Level 3 - Valuations for instruments with inputs that are significant and unobservable, are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such instruments.

This hierarchy requires the use of observable market data when available. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Investments that are valued using NAV as a practical expedient are excluded from this hierarchy.
As of September 30, 2023 and March 31, 2023, the fair value of these investments using the NAV per share practical expedient was $363.3 million and $385.9 million, respectively. During the three months ended September 30, 2023 and 2022, a nominal loss and $17.1 million loss, respectively, were recognized from changes in NAV, which are recorded within the investment income (loss), net, line item of our consolidated statements of comprehensive income (loss). During the six months ended September 30, 2023 and 2022, a $0.5 million gain and $42.2 million loss, respectively, was recognized from changes in NAV, which is recorded within the investment income (loss), net, line item of our consolidated statements of comprehensive income (loss).

Financial instruments on a recurring basis
The Company’s financial assets and liabilities carried at fair value on a recurring basis, including the level in the fair value hierarchy, on September 30, 2023 and March 31, 2023 are presented below.

	As of September 30, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,399	$—	$—	$4,399
Other equity interests	—	22,489	—	22,489
Debt securities available-for-sale, other	—	998	2,079	3,077
Liabilities:
Warrant liability	956	—	—	956
Prepaid forward liability	73	—	—	73
Derivative liability	—	—	1,932	1,932

	As of March 31, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$8,837	$—	$—	$8,837
Put options	3,991	—	—	3,991
Debt securities available-for-sale
Corporate debt securities (L Bonds)	—	73,822	—	73,822
Other debt securities	—	998	2,078	3,076
Liabilities:
Derivative liability	—	—	3,513	3,513
A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Three Months Ended September 30,		Six Months Ended September 30,
	2023	2022	2023	2022
Public equity securities:
Related party equity securities	$(136)	$(27,759)	$(3,702)	$(42,564)
Other public equity securities	(516)	505	(736)	(9)
Put options	(695)	980	(3,023)	2,744
Warrant liability	214	—	1,699	—
Prepaid forward liability	19	—	(73)	—
Derivative liability	163	5,278	1,581	3,803
Other equity securities and interests
Related party, with a readily determinable fair value (1)	(41,824)	—	(41,824)	—
Other, without a readily determinable fair value	—	(41)	(158)	2,968

Gain (loss) on financial instruments, net	$(42,775)	$(21,037)	$(46,236)	$(33,058)

(1)
Includes realized net gains of $13.7 million related to the Company’s previously classified available-for-sale debt securities upon reclassification from accumulated other comprehensive income during the three and six months ended September 30, 2023.

The following is a description of the valuation methodologies used for financial instruments measured at fair value on a recurring basis:
Investment in other equity securities with a readily determinable fair value
As of September 30, 2023, the fair value of these equity securities is calculated using quoted prices for similar instruments observed in the fixed income market and is classified as a Level 2 investment in the fair value hierarchy.
Investment in debt securities available-for-sale
Corporate debt securities.
As of March 31, 2023, the fair value of these debt securities is calculated using quoted spreads for similar instruments observed in the fixed income market and is classified as a Level 2 investment in the fair value hierarchy.
Other debt securities.
The fair value of these debt securities is calculated using the market approach adjusted for the recoverability of the security. The following table provides quantitative information about the significant unobservable inputs used in the fair value measure of the Level 3 other debt securities (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
September 30, 2023	$2,079	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.83x
March 31, 2023	$2,078	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.74x
The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

(Dollars in thousands)	Three Months Ended September 30,		Six Months Ended September 30,
	2023	2022	2023	2022
Beginning balance	$2,183	$2,948	$2,078	$3,000
Gains (losses) recognized in accumulated other comprehensive income (loss) (1)	(104)	(480)	1	(532)

Ending balance	$2,079	$2,468	$2,079	$2,468

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.
Derivative liability
The fair value of the contingent interest feature derivative liability, as discussed in Note 7, is estimated using industry standard valuation models. Level 3 inputs were utilized to value the expected future cash flows from the portfolio held by the Customer ExAlt Trust and included the use of present value techniques employing cash flow estimates and incorporated assumptions that marketplace participants would use in estimating fair values. Specifically, the model includes assumptions related to i) equity market risk premiums, ii) alternative asset beta to public equities, iii) NAVs, iv) volatilities, v), distribution rates, and vi) market discount rates. These expected future cash flows were bifurcated between base cash flows and enhanced return cash flows (i.e., the contingent interest) and then the enhanced cash flows were further discounted to arrive at the fair value for the contingent interest feature derivative liability. In instances where reliable market information was not available, management used historical market data proxies and assumptions to determine a reasonable fair value.

The following table provides quantitative information about the significant unobservable inputs used in the fair value measurement of the Level 3 derivative liability at inception and period end (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Targets
September 30, 2023	$1,932	Discounted cash flow	Alternative asset beta to equity markets	0.42 - 1.67
			Alternative asset market discount rate	0.13
			Distribution rate	0.03 - 0.06
			Equity market risk premiums	0.07
			Net asset value volatilities	0.07 - 0.24
			Enhanced return discount rate	0.12
March 31, 2023	$3,513	Discounted cash flow	Alternative asset beta to equity markets	0.42 - 1.67
			Alternative asset market discount rate	0.10
			Distribution rate	0.03 - 0.06
			Equity market risk premiums	0.07
			Net asset value volatilities	0.09 - 0.84
			Enhanced return discount rate	0.12
The following table reconciles the beginning and ending fair value of our Level 3 derivative liability:

	Three Months Ended September 30,		Six Months Ended September 30,
	2023	2022	2023	2022
Beginning balance	$2,095	$9,583	$3,513	$8,108
(Gains) losses recognized in earnings (1)	(163)	(5,278)	(1,581)	(3,803)

Ending balance	$1,932	$4,305	$1,932	$4,305

(1)	Recorded in (Gain) loss on financial instruments, net.
There have been no transfers between levels for any assets or liabilities recorded at fair value on a recurring basis or any changes in the valuation techniques used for measuring the fair value as of September 30, 2023 and March 31, 2023, respectively.
Financial instruments on a non-recurring basis
Equity securities without a readily determinable fair value
Certain of the Customer ExAlt Trusts hold investments in equity securities that do not have a readily determinable fair value. These equity securities are measured at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or a similar investment of the same issuer. The Company classifies these assets as Level 2 within the fair value hierarchy.
The value of these equity securities was $64.5 million and $21.6 million as of September 30, 2023 and March 31, 2023, respectively. Additionally, as of September 30, 2023, one security has cumulative upward adjustments of $10.8 million based upon observable price changes, including a recent equity offering and stock to stock transactions. During the three and six months ended September 30, 2022, the security received an upward adjustment of nil and $3.3 million, respectively. No such adjustments were made during the three and six months ended September 30, 2023.
Goodwill
During the first and second fiscal quarters of 2024, primarily as a result of a significant, sustained decline in our Class A common stock price and the Company’s related market capitalization, we concluded that it was more likely than not that the fair value of our reporting units was below their carrying amount and resulted in us performing an interim impairment assessment. As a result, we wrote the carrying value of the Ben Liquidity and Ben Custody reporting units down to their estimated fair value and recognized a non-cash goodwill impairment charge of $1.1 billion and $306.7 million during the three months ended June 30, 2023, and September 30, 2023, respectively, which is reflected in loss on impairment of goodwill in the consolidated statements of comprehensive income (loss). Prior to the goodwill impairment recorded during the first quarter of 2024, the Company has not previously recorded any impairments of goodwill. As such, the cumulative impairment loss as of September 30, 2023, is $1.4 billion.
The Company computed the fair value of each reporting unit by computing the overall enterprise value of the Company by valuing its various equity instruments, primarily based on the Class A common stock price per share. The overall enterprise value was allocated to each reporting units using the discounted cash flow method to estimate the relative value of each reporting unit based on their future cash flows using a multi-year forecast, and a terminal value calculated using a long-term growth rate that was informed based on our industry, analyst reports of a public company peer set, current and expected future economic conditions and management expectations. The discount rate used to discount these future cash flows was determined using a capital asset pricing model based on the market value of equity of a public company peer set, adjusted for risk characteristics and expectations specific to the reporting unit, combined with an assessment of the cost of debt.
The discount rates used for each reporting unit in the June 30, 2023 impairment analysis ranged from 24.8% to 25.6%, and the Company applied a terminal year long-term growth rate of 3.0% for each reporting unit. Subsequent to the impairment, there was no excess of reporting unit fair value over carrying value for Ben Liquidity or Ben Custody.
The discount rates used for each reporting unit in the September 30, 2023 impairment analysis ranged from 25.3% to 26.2%, and the Company applied a terminal year long-term growth rate of 3.0% for each reporting unit. Subsequent to the impairment, there was no excess of reporting unit fair value over carrying value for Ben Liquidity or Ben Custody as of September 30, 2023. One reporting unit (Ben Markets) had a negative carrying amount of net assets as of June 30, 2023 and September 30, 2023, and goodwill of approximately $9.9 million.
The change in goodwill at each reporting unit was as follows:

	March 31, 2023	Impairment	September 30, 2023
Ben Liquidity	$1,725,880	$(1,121,212)	$604,668
Ben Custody	594,219	(281,777)	312,442
Ben Insurance	37,942	—	37,942
Ben Markets	9,885	—	9,885

Total Goodwill	$2,367,926	$(1,402,989)	$964,937

There were no other assets or liabilities measured at fair value on a non-recurring basis as of September 30, 2023 and March 31, 2023.
Carrying amounts and estimated fair values
The estimated fair value of financial instruments, whether or not recognized in the consolidated statements of financial condition, for which it is practicable to estimate those values, are disclosed below. These fair value estimates are determined based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price at which an asset could be sold or the price at which a liability could be transferred. However, our estimates of many of these fair values are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. Nonfinancial instruments are excluded from disclosure requirements.

The carrying amounts and estimated fair values of the Company’s financial instruments not recorded at fair value as of September 30, 2023 and March 31, 2023, were as noted in the table below:

	As of September 30, 2023
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$2,394	$2,394
Restricted cash	1	20	20
Financial liabilities:
Customer ExAlt Trusts loan payable, net	2	48,660	54,058
Debt due to related parties	2	102,141	96,099
Accounts payable and accrued expenses	1	104,958	104,958

	As of March 31, 2023
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$8,726	$8,726
Restricted cash	1	819	819
Financial liabilities:
Customer ExAlt Trusts loan payable, net	2	52,129	56,635
Debt due to related parties	2	99,314	96,465
Accounts payable and accrued expenses	1	65,724	65,724

6. Fair Value Measurements
Fair value is estimated based on a hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs to valuation techniques into three broad levels whereby the highest priority is given to Level 1 inputs and the lowest to Level 3 inputs.

•	Level 1 — Quoted prices for identical instruments in active markets that the reporting entity has the ability to access as of the measurement date.

•
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable market data.

•
Level 3 — Valuations for instruments with inputs that are significant and unobse rvab
le are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such instruments.

This hierarchy requires the use of observable market data when available. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Investments that are valued using NAV as a practical expedient are excluded from this hierarchy.
As of March 31, 2023 and March 31, 2022, the fair value of these investments using the NAV per share practical expedient was $385.9 million and $524.9 million, respectively. During the year ended March 31, 2023, the three months ended March 31, 2022, and years ended December 31, 2021 and 2020, losses of $54.0 million and $10.8 million, gains of $15.5 million, and losses of $17.6 million, respectively, were recognized from changes in NAV, which are recorded within the investment income (loss), net, line item of our consolidated statements of comprehensive income (loss).
Financial instruments on a recurring basis
The Company’s financial assets and liabilities carried at fair value
on a recurring basis, including the level in the fair value hierarchy, on March 31, 2023 and March 31, 2022 are presented below.

	As of March 31, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$8,837	$—	$—	$8,837
Put options	3,991	—	—	3,991
Debt securities available-for-sale
Corporate debt securities (L Bonds)	—	73,822	—	73,822
Other debt securities	—	998	2,078	3,076
Liabilities:
Derivative liability	—	—	3,513	3,513

	As of March 31, 2022
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$69,769	$—	$—	$69,769
Debt securities available-for-sale
Corporate debt securities (L Bonds)	—	74,295	—	74,295
Other debt securities	—	998	3,000	3,998
Liabilities:
Derivative liability	—	—	8,108	8,108
A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Year Ended March 31,	Three Months Ended March 31,		Year Ended December 31,
	2023	2022	2021	2021	2020
			(unaudited)
Public equity securities
Related party equity securities	$(63,536)	$(56,011)	$—	$37,012	$(22,913)
Other public equity securities	523	—	—	—	—
Put options	(3,460)	—	(2,180)	(5,175)	(7,757)
Derivative liability	4,595	—	—	—	—
Other equity securities	10,457	—	—	—	—

Gain (loss) on financial instruments, net	$(51,421)	$(56,011)	$(2,180)	$31,837	$(30,670)

The following is a description of the valuation methodologies used for financial instruments measured at fair value on a recurring basis:
Investment in debt securities
available-for-sale
Corporate debt securities (L Bonds).
As of March 31, 2023 and March 31, 2022, the fair value of these debt securities is calculated using quoted spreads for similar instruments observed in the fixed income market and is classified as a Level 2 investment in the fair value hierarchy.
Other debt securities.
The fair value of these debt securities is calculated using the market approach adjusted for the recoverability of the security. The following table provides quantitative information about the significant unobservable inputs used in the fair value measure of the Level 3 other debt securities (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
March 31, 2023	$2,078	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.74x
March 31, 2022	$3,000	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.73x
The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

(Dollars in thousands)	Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
	2023	2022	2021	2020
Beginning balance	$3,000	$3,000	$1,687	$—
Initial fair value of financial instrument	—	—	—	1,687
Gains (losses) recognized in accumulated other comprehensive income (loss) (1)	(922)	—	1,313	—

Ending balance	$2,078	$3,000	$3,000	$1,687

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.
Derivative liability
The fair value of the contingent interest feature derivative liability, as discussed in Note
10
, is estimated using industry standard valuation models. Level 3 inputs were utilized to value the expected future cash flows from the portfolio held by the Customer ExAlt Trust and included the use of present value techniques employing cash flow estimates and incorporated assumptions that marketplace participants would use in estimating fair values. Specifically, the model includes assumptions related to i) equity market risk premiums, ii) alternative asset beta to public equities, iii) NAVs, iv) volatilities, v), distribution rates, and vi) market discount rates. These expected future cash flows were bifurcated between base cash flows and enhanced return cash flows (i.e., the contingent interest) and then the enhanced cash flows were further discounted to arrive at the fair value for the contingent interest feature derivative liability. In instances where reliable market information was not available, management used historical market data proxies and assumptions to determine a reasonable fair value.

The following table provides quantitative information about the significant unobservable inputs used in the fair value measurement of the Level 3 derivative liability at period end (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Targets
March 31, 2023	$3,513	Discounted cash flow	Alternative asset beta to equity markets	0.42 – 1.67
			Alternative asset market discount rate	0.10
			Distribution rate	0.03 – 0.06
			Equity market risk premiums	0.07
			Net asset value volatilities	0.09 – 0.84
			Enhanced return discount rate	0.12
March 31, 2022	$8,108	Discounted cash flow	Alternative asset beta to equity markets	0.51 – 1.69
			Alternative asset market discount rate	0.08
			Distribution rate	0.03 – 0.07
			Equity market risk premiums	0.08
			Net asset value volatilities	0.09 – 0.38
			Enhanced return discount rate	0.12
The following table reconciles the beginning and ending fair value of our Level 3 derivative liability:

	Year Ended March 31, 2023	Three Months Ended March 31, 2022
Beginning balance	$8,108	$—
Initial fair value of financial instrument	—	8,108
(Gains) losses recognized in earnings (1)	(4,595)	—

Ending balance	$3,513	$8,108

(1)	Recorded in (gain) loss on financial instruments, net.
Repurchase options
Repurchase options were fair valued using a Black-Scholes option pricing model with a time-dependent strike price for the repurchase price. The option pricing model has assumptions related to a period of restricted exercise price, dividend yield, underlying NAVs, alternative asset growth rates, volatilities, and market discount rate. The Company uses Level 3 inputs for its fair value estimates. The unrealized impact of this Level 3 measurement on earnings is reflected in investment income (loss).
The following table reconciles the beginning and ending fair value of our Level 3 repurchase options:

Year Ended December 31, 2020
(Dollars in thousands)
Beginning balance	$(61,664)
Total gain in earnings	61,664

Ending balance	$—

The repurchase options, all of which were unexercised, expired during the third and fourth quarters of 2020, which is recognized in the investment income line item of the consolidated statements of comprehensive income (loss).

There have been no transfers between levels for any assets or liabilities recorded at fair value on a recurring basis or any changes in the valuation techniques used for measuring the fair value as of March 31, 2023 and March 31, 2022, respectively.
Financial instruments on a
non-recurring
basis
In connection with the Ben LPA and BCH LPA and related modifications to equity securities issued as described in Note 13, certain of the Company’s equity securities, including noncontrolling interests, were measured at fair value as of December 1, 2021 using Level 3 measurement methodologies. To determine the fair value of the equity securities, the Company used a linear interpolation method between two valuation dates, which were each valued using third-party market transactions involving the Company’s equity securities. The total enterprise value was then allocated to the various classes of equity based on the security class preference.
The following table provides information regarding the unobservable inputs utilized in determining the fair value of the non-recurring
Level 3 measurement as of December 1, 2021:

(Dollars in thousands)
Level 3 Class	Fair Value at December 1, 2021	Valuation Technique	Unobservable Input	Target
Preferred A.0	$249,907	Interpolation	Discount rate	28.26%
			Preferred rate of return	6.00%

Preferred A.1	$961,801	Interpolation	Discount rate	29.26%
			Preferred rate of return	5.78%
			Growth rate	4.00%

Preferred B.2	$358,515	Interpolation	Discount rate	29.30%
			Preferred rate of return	5.09%
			Growth rate	4.00%
Equity securities without a readily determinable fair value
Certain of the Customer ExAlt Trusts hold investments in equity securities that do not have a readily determinable fair value. These equity securities are measured at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or a similar investment of the same issuer. The Company classifies these assets as Level 3 within the fair value hierarchy.
The value of these equity securities was $21.6 million and $1.2 million as of March 31, 2023 and March 31, 2022, respectively. The increase in value is primarily due to new investments held as of March 31, 2023 that were not held as of March 31, 2022. Additionally, during the year ended March 31, 2023, one security received an upward adjustment of $10.8 million based upon observable price changes, including a recent equity offering and stock to stock transactions. Such adjustment also represents the cumulative adjustment.
There were no other assets or liabilities measured at fair value on a non-recurring
basis as of March 31, 2023 and March 31, 2022.
Carrying amounts and estimated fair values
The estimated fair value of financial instruments, whether or not recognized in the consolidated statements of financial condition, for which it is practicable to estimate those values, are disclosed below. These fair value estimates are determined based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price at which an asset could be sold or the price at which a liability could be transferred. However, given there is no active market or observable market transactions for many of Ben’s financial instruments, our estimates of many of these fair values are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. Nonfinancial instruments are excluded from disclosure requirements.
The carrying amounts and estimated fair values of the Company’s financial instruments not recorded at fair value as of March 31, 2023 and March 31, 2022, were as noted in the table below:

	As of March 31, 2023
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$8,726	$8,726
Restricted cash	1	819	819
Financial liabilities:
Customer ExAlt Trusts loan payable, net	2	52,129	56,635
Debt due to related parties	2	99,314	96,465
Accounts payable and accrued expenses	1	65,724	65,724

	As of March 31, 2022
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$70,588	$70,588
Restricted cash	1	5,517	5,517
Financial liabilities:
Customer ExAlt Trusts loan payable, net	2	65,674	64,811
Debt due to related parties	2	105,917	119,036
Accounts payable and accrued expenses	1	37,332	37,332